Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 2,342	$ 1,787	$ 946
Trade and other receivables	1,041	1,151
Other financial assets - current	77	612
Other financial assets - non-current	243	198
Trade payables	(146)	(217)
Accruals	(701)	(761)
Other financial liabilities - current	(158)	(376)
Long-term indebtedness	(3,806)	(3,772)
Other financial liabilities - non-current	(192)	(224)
Total	(1,300)	(1,602)
Assets liabilities at amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	352	311
Trade and other receivables	1,041	1,151
Other financial assets - current	77	95
Other financial assets - non-current	31	35
Trade payables	(146)	(217)
Accruals	(701)	(761)
Other financial liabilities - current	(156)	(374)
Long-term indebtedness	(3,806)	(3,772)
Other financial liabilities - non-current	(192)	(223)
Total	(3,500)	(3,755)
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	1,990	1,476
Trade and other receivables	0
Other financial assets - current	0	517
Other financial assets - non-current	37	17
Trade payables	0
Accruals	0
Other financial liabilities - current	(2)	(2)
Long-term indebtedness	0
Other financial liabilities - non-current	0	(1)
Total	2,025	2,007
Assets at Fair Value through Other Comprehensive Income [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	0
Trade and other receivables	0
Other financial assets - current	0
Other financial assets - non-current	50	46
Trade payables	0
Accruals	0
Other financial liabilities - current	0
Long-term indebtedness	0
Other financial liabilities - non-current	0
Total	50	46
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	0
Trade and other receivables	0
Other financial assets - current	0
Other financial assets - non-current	125	100
Trade payables	0
Accruals	0
Other financial liabilities - current	0
Long-term indebtedness	0
Other financial liabilities - non-current	0
Total	$ 125	$ 100